Financial instruments and risk management - Contractual cash flows (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure about contractual cash flows [line items]
Borrowings	£ (16,785)		£ (12,555)
Interest on borrowings	(148)		(124)
Lease capital repayments	(470)	£ (379)
Lease future interest payments	0
Finance lease capital repayments			(128)
Finance lease future interest payments			0
Trade and other financial liabilities	(3,006)		(3,524)
Non-derivative financial liabilities	(20,409)		(16,331)
Other derivative instruments (net)	0		0
Derivative instruments	610		400
Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,995)		(1,959)
Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(3,013)		(2,940)
Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(3,134)		(2,879)
After five years
Disclosure about contractual cash flows [line items]
Borrowings	(8,643)		(4,777)
Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	0		0
Payable	0		0
Undiscounted amount
Disclosure about contractual cash flows [line items]
Borrowings	(16,669)		(12,492)
Interest on borrowings	(3,417)		(2,582)
Lease capital repayments	(470)
Lease future interest payments	(62)
Finance lease capital repayments			(128)
Finance lease future interest payments			(15)
Trade and other financial liabilities	(3,043)		(3,552)
Non-derivative financial liabilities	(23,661)		(18,769)
Other derivative instruments (net)	174		145
Derivative instruments	801		714
Undiscounted amount | Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,994)		(1,957)
Interest on borrowings	(466)		(363)
Lease capital repayments	(106)
Lease future interest payments	(9)
Finance lease capital repayments			(43)
Finance lease future interest payments			(5)
Trade and other financial liabilities	(2,833)		(3,305)
Non-derivative financial liabilities	(5,408)		(5,673)
Other derivative instruments (net)	21		70
Derivative instruments	45		92
Undiscounted amount | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,980)		(2,942)
Interest on borrowings	(669)		(489)
Lease capital repayments	(135)
Lease future interest payments	(13)
Finance lease capital repayments			(43)
Finance lease future interest payments			(7)
Trade and other financial liabilities	(127)		(233)
Non-derivative financial liabilities	(3,924)		(3,714)
Other derivative instruments (net)	89		27
Derivative instruments	167		70
Undiscounted amount | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(3,080)		(2,845)
Interest on borrowings	(541)		(368)
Lease capital repayments	(71)
Lease future interest payments	(9)
Finance lease capital repayments			(33)
Finance lease future interest payments			(3)
Trade and other financial liabilities	(48)		(3)
Non-derivative financial liabilities	(3,749)		(3,252)
Other derivative instruments (net)	45		30
Derivative instruments	78		73
Undiscounted amount | After five years
Disclosure about contractual cash flows [line items]
Borrowings	(8,615)		(4,748)
Interest on borrowings	(1,741)		(1,362)
Lease capital repayments	(158)
Lease future interest payments	(31)
Finance lease capital repayments			(9)
Finance lease future interest payments			0
Trade and other financial liabilities	(35)		(11)
Non-derivative financial liabilities	(10,580)		(6,130)
Other derivative instruments (net)	19		18
Derivative instruments	511		479
Undiscounted amount | Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	2,562		2,545
Payable	(1,935)		(1,976)
Undiscounted amount | Cross currency swaps (gross) | Within one year
Disclosure about contractual cash flows [line items]
Receivable	65		63
Payable	(41)		(41)
Undiscounted amount | Cross currency swaps (gross) | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Receivable	902		125
Payable	(824)		(82)
Undiscounted amount | Cross currency swaps (gross) | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Receivable	89		854
Payable	(56)		(811)
Undiscounted amount | Cross currency swaps (gross) | After five years
Disclosure about contractual cash flows [line items]
Receivable	1,506		1,503
Payable	£ (1,014)		£ (1,042)